WESTERN ASSET SHORT DURATION INCOME ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 92.5%
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 1.9%
AT&T Inc., Senior Notes	4.250%	3/1/27	$50,000	$49,876
AT&T Inc., Senior Notes	1.650%	2/1/28	10,000	8,651
NTT Finance Corp., Senior Notes	1.162%	4/3/26	200,000	179,655	(a)
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	250,000	213,752

Total Diversified Telecommunication Services				451,934

Entertainment - 1.1%
Magallanes Inc., Senior Notes	3.755%	3/15/27	120,000	112,559	(a)
Magallanes Inc., Senior Notes	5.050%	3/15/42	180,000	153,142	(a)

Total Entertainment				265,701

Interactive Media & Services - 0.3%
Alphabet Inc., Senior Notes	1.100%	8/15/30	80,000	65,658

Media - 4.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	230,000	230,534
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	90,000	80,355
Comcast Corp., Senior Notes	3.400%	4/1/30	110,000	103,211
Fox Corp., Senior Notes	4.030%	1/25/24	40,000	40,003
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	600,000	617,402

Total Media				1,071,505

Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	20,000	19,560
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	110,000	95,501
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	50,000	40,581

Total Wireless Telecommunication Services				155,642

TOTAL COMMUNICATION SERVICES				2,010,440

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.8%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	184,500	(a)

Automobiles - 4.6%
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	200,000	198,548
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	340,860
General Motors Co., Senior Notes	6.125%	10/1/25	280,000	289,447

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2022 Quarterly Report	1

WESTERN ASSET SHORT DURATION INCOME ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - continued
Hyundai Capital America, Senior Notes	0.800%	1/8/24	$60,000	$56,984	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	200,000	196,622	(a)

Total Automobiles				1,082,461

Hotels, Restaurants & Leisure - 3.7%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	200,000	179,260	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	20,000	18,892
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	300,000	267,637
Marriott International Inc., Senior Notes	3.600%	4/15/24	120,000	118,885
Sands China Ltd., Senior Notes	2.550%	3/8/27	200,000	145,600	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	200,000	148,723	(a)

Total Hotels, Restaurants & Leisure				878,997

Household Durables - 0.5%
DR Horton Inc., Senior Notes	2.500%	10/15/24	110,000	105,192
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	10,000	7,381

Total Household Durables				112,573

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	160,000	142,361
eBay Inc., Senior Notes	2.600%	5/10/31	20,000	16,626

Total Internet & Direct Marketing Retail				158,987

Multiline Retail - 0.3%
Dollar Tree Inc., Senior Notes	4.000%	5/15/25	50,000	49,683
Nordstrom Inc., Senior Notes	2.300%	4/8/24	20,000	19,034

Total Multiline Retail				68,717

Specialty Retail - 0.4%
Lowe’s Cos. Inc., Senior Notes	1.300%	4/15/28	110,000	92,912

TOTAL CONSUMER DISCRETIONARY				2,579,147

CONSUMER STAPLES - 2.8%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	1.751%	1/12/24	100,000	99,385	(b)

Food & Staples Retailing - 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	10,000	8,971
Walmart Inc., Senior Notes	1.050%	9/17/26	70,000	63,653

Total Food & Staples Retailing				72,624

Food Products - 0.1%
Hershey Co., Senior Notes	1.700%	6/1/30	10,000	8,434
Mondelez International Inc., Senior Notes	1.500%	2/4/31	20,000	15,680

Total Food Products				24,114

See Notes to Schedule of Investments.

2	Western Asset Short Duration Income ETF 2022 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Products - 0.1%
Clorox Co., Senior Notes	1.800%	5/15/30	$10,000	$8,178
Kimberly-Clark Corp., Senior Notes	1.050%	9/15/27	10,000	8,730

Total Household Products				16,908

Tobacco - 1.9%
Altria Group Inc., Senior Notes	2.625%	9/16/26	120,000	110,462
Altria Group Inc., Senior Notes	4.800%	2/14/29	70,000	66,512
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	150,000	132,732
Cargill Inc., Senior Notes	0.750%	2/2/26	160,000	143,502	(a)

Total Tobacco				453,208

TOTAL CONSUMER STAPLES				666,239

ENERGY - 16.1%
Oil, Gas & Consumable Fuels - 16.1%
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	20,000	17,709
Continental Resources Inc., Senior Notes	4.500%	4/15/23	140,000	140,483
Continental Resources Inc., Senior Notes	3.800%	6/1/24	60,000	59,189
Continental Resources Inc., Senior Notes	2.268%	11/15/26	80,000	70,939	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	90,000	89,957	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	110,000	105,466	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	80,000	78,469	(a)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	40,000	31,375
Devon Energy Corp., Senior Notes	5.850%	12/15/25	40,000	41,635
Devon Energy Corp., Senior Notes	5.250%	10/15/27	106,000	107,266
Devon Energy Corp., Senior Notes	5.875%	6/15/28	12,000	12,243
Devon Energy Corp., Senior Notes	4.500%	1/15/30	220,000	207,812
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	22,191
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	140,000	136,589
Ecopetrol SA, Senior Notes	5.875%	9/18/23	180,000	180,450
Ecopetrol SA, Senior Notes	4.625%	11/2/31	40,000	30,300
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	60,000	65,634
Energy Transfer LP, Senior Notes	4.200%	9/15/23	20,000	20,030
Energy Transfer LP, Senior Notes	4.050%	3/15/25	440,000	433,372
Energy Transfer LP, Senior Notes	2.900%	5/15/25	80,000	76,039
Enterprise Products Operating LLC, Senior Notes	3.950%	2/15/27	40,000	39,359
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	60,000	52,528
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	140,000	110,510	(b)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	30,000	30,119
EQT Corp., Senior Notes	3.125%	5/15/26	100,000	93,631	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2022 Quarterly Report	3

WESTERN ASSET SHORT DURATION INCOME ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
EQT Corp., Senior Notes	3.900%	10/1/27	$10,000	$9,306
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	40,000	38,362
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	70,000	56,776	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	10,000	11,130
MEG Energy Corp., Senior Notes	7.125%	2/1/27	70,000	70,496	(a)
MPLX LP, Senior Notes	3.375%	3/15/23	10,000	9,972
MPLX LP, Senior Notes	1.750%	3/1/26	140,000	126,047
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	20,000	21,190
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	10,000	10,300
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	20,000	19,677	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,102	(a)
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	80,000	79,504
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	100,000	97,464
Qatar Energy, Senior Notes	1.375%	9/12/26	200,000	179,874	(a)
Southern Natural Gas Co. LLC, Senior Notes	0.625%	4/28/23	20,000	19,398	(a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	10,000	8,545
Targa Resources Corp., Senior Notes	5.200%	7/1/27	50,000	50,216	(c)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	60,000	54,351
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	50,000	54,448
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	40,000	34,552	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	30,000	26,941
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	50,000	47,187
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	530,000	530,849

TOTAL ENERGY				3,818,982

FINANCIALS - 31.2%
Banks - 16.6%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	190,836	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	10,000	9,090	(b)
Bank of America Corp., Senior Notes (1.530% to 12/6/24 then SOFR + 0.650%)	1.530%	12/6/25	20,000	18,609	(b)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	410,000	364,447	(b)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	40,000	32,324	(b)

See Notes to Schedule of Investments.

4	Western Asset Short Duration Income ETF 2022 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	$130,000	$107,226	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	130,000	110,259	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	190,000	161,865	(b)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	400,000	352,534	(a)(b)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	20,000	18,737	(b)
Citigroup Inc., Senior Notes (1.281% to 11/3/24 then SOFR + 0.528%)	1.281%	11/3/25	80,000	74,278	(b)
Citigroup Inc., Senior Notes (1.462% to 6/9/26 then SOFR + 0.770%)	1.462%	6/9/27	290,000	256,387	(b)
Citigroup Inc., Senior Notes (3.057% to 1/25/32 then SOFR + 1.351%)	3.057%	1/25/33	140,000	118,672	(b)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	20,000	20,547
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	200,000	184,173	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	190,593	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	200,000	186,485	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	10,000	11,681
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	200,000	184,473	(b)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	210,000	209,077	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	146,491	(a)(b)
JPMorgan Chase & Co., Senior Notes (1.578% to 4/22/26 then SOFR + 0.885%)	1.578%	4/22/27	330,000	293,672	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	10,000	8,517	(b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	170,000	141,243	(b)
JPMorgan Chase & Co., Senior Notes (2.963% to 1/25/32 then SOFR + 1.260%)	2.963%	1/25/33	40,000	34,334	(b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	120,000	103,606	(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2022 Quarterly Report	5

WESTERN ASSET SHORT DURATION INCOME ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	$40,000	$39,470
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	320,000	301,935
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	80,000	70,997	(b)

Total Banks				3,942,558

Capital Markets - 10.7%
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	200,000	180,421
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	200,000	204,250	(a)(b)(d)
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	280,000	253,777	(a)(b)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	280,000	222,822	(a)(b)
Daimler Finance North America LLC, Senior Notes	1.450%	3/2/26	150,000	135,850	(a)
Daimler Trucks Finance North America LLC, Senior Notes	3.650%	4/7/27	240,000	229,909	(a)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	40,000	36,390	(b)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	220,000	195,945	(b)
Goldman Sachs Group Inc., Senior Notes (1.948% to 10/21/26 then SOFR + 0.913%)	1.948%	10/21/27	100,000	88,505	(b)
Goldman Sachs Group Inc., Senior Notes (3.102% to 2/24/32 then SOFR + 1.410%)	3.102%	2/24/33	160,000	136,652	(b)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	90,000	85,178	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	30,000	29,768
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	50,000	49,824
Morgan Stanley, Senior Notes (1.512% to 7/20/26 then SOFR + 0.858%)	1.512%	7/20/27	20,000	17,541	(b)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	270,000	239,668	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	130,000	121,700	(b)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	120,000	99,151	(b)

See Notes to Schedule of Investments.

6	Western Asset Short Duration Income ETF 2022 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - continued
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	$20,000	$17,322	(b)
UBS AG, Senior Notes	1.250%	6/1/26	200,000	177,664	(a)

Total Capital Markets				2,522,337

Diversified Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	300,000	261,229
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	200,000	160,098
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	10,000	9,523	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,228	1,687	(a)(e)

Total Diversified Financial Services				432,537

Insurance - 2.0%
American International Group Inc., Senior Notes	2.500%	6/30/25	130,000	123,896
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	150,000	126,186	(a)
GA Global Funding Trust, Secured Notes	1.000%	4/8/24	20,000	18,866	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	55,277	(a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	10,000	9,171
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	100,000	96,012	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.750%	1/21/27	50,000	46,417	(a)

Total Insurance				475,825

Thrifts & Mortgage Finance - 0.1%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	20,000	16,528	(a)

TOTAL FINANCIALS				7,389,785

HEALTH CARE - 5.1%
Biotechnology - 1.6%
AbbVie Inc., Senior Notes	2.600%	11/21/24	60,000	58,077
AbbVie Inc., Senior Notes	2.950%	11/21/26	210,000	198,985
AbbVie Inc., Senior Notes	3.200%	11/21/29	120,000	110,393

Total Biotechnology				367,455

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	32,000	31,670

Health Care Providers & Services - 3.0%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	10,000	9,377
Centene Corp., Senior Notes	4.625%	12/15/29	30,000	27,975

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2022 Quarterly Report	7

WESTERN ASSET SHORT DURATION INCOME ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - continued
Centene Corp., Senior Notes	3.375%	2/15/30	$130,000	$110,246
Cigna Corp., Senior Notes	4.125%	11/15/25	50,000	50,055
Cigna Corp., Senior Notes	2.400%	3/15/30	140,000	120,560
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	10,000	8,642
CSL Finance PLC, Senior Notes	3.850%	4/27/27	30,000	29,718	(a)
CSL Finance PLC, Senior Notes	4.050%	4/27/29	40,000	39,269	(a)
CVS Health Corp., Senior Notes	2.625%	8/15/24	20,000	19,552
CVS Health Corp., Senior Notes	2.875%	6/1/26	30,000	28,550
CVS Health Corp., Senior Notes	1.300%	8/21/27	110,000	94,782
Elevance Health Inc., Senior Notes	4.100%	5/15/32	20,000	19,457
UnitedHealth Group Inc., Senior Notes	1.150%	5/15/26	90,000	81,596
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	60,000	59,788

Total Health Care Providers & Services				699,567

Pharmaceuticals - 0.4%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	40,000	36,185
Merck & Co. Inc., Senior Notes	1.900%	12/10/28	70,000	62,208

Total Pharmaceuticals				98,393

TOTAL HEALTH CARE				1,197,085

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.6%
Boeing Co., Senior Notes	4.875%	5/1/25	50,000	49,816
Boeing Co., Senior Notes	2.196%	2/4/26	370,000	333,505

Total Aerospace & Defense				383,321

Airlines - 1.6%
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	33,645	31,142
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	60,000	55,127	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	200,000	194,333	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	40,000	37,783	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	66,400	63,054

Total Airlines				381,439

Commercial Services & Supplies - 0.6%
Cintas Corp. No 2, Senior Notes	3.450%	5/1/25	10,000	9,966
Republic Services Inc., Senior Notes	2.500%	8/15/24	130,000	125,875

Total Commercial Services & Supplies				135,841

Industrial Conglomerates - 0.2%
Honeywell International Inc., Senior Notes	1.950%	6/1/30	50,000	42,932

See Notes to Schedule of Investments.

8	Western Asset Short Duration Income ETF 2022 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Professional Services - 0.1%
Equifax Inc., Senior Notes	2.350%	9/15/31	$30,000	$23,998

Road & Rail - 0.4%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	110,000	99,548

Trading Companies & Distributors - 2.9%
Air Lease Corp., Senior Notes	3.000%	9/15/23	140,000	136,868
Air Lease Corp., Senior Notes	0.700%	2/15/24	200,000	188,815
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	370,000	351,588	(a)

Total Trading Companies & Distributors				677,271

TOTAL INDUSTRIALS				1,744,350

INFORMATION TECHNOLOGY - 5.0%
Electronic Equipment, Instruments & Components - 0.6%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	100,000	93,330	(a)
Vontier Corp., Senior Notes	1.800%	4/1/26	60,000	52,348

Total Electronic Equipment, Instruments & Components				145,678

IT Services - 1.1%
Mastercard Inc., Senior Notes	3.300%	3/26/27	120,000	117,914
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	70,000	68,243
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	70,000	60,092
S&P Global Inc., Senior Notes	1.250%	8/15/30	10,000	7,916

Total IT Services				254,165

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc., Senior Notes	3.150%	11/15/25	10,000	9,630
KLA Corp., Senior Notes	4.650%	7/15/32	20,000	20,403
Lam Research corp., Senior Notes	1.900%	6/15/30	70,000	59,067
QUALCOMM Inc., Senior Notes	4.250%	5/20/32	20,000	20,360

Total Semiconductors & Semiconductor Equipment				109,460

Software - 2.3%
Adobe Inc., Senior Notes	2.150%	2/1/27	100,000	93,478
Adobe Inc., Senior Notes	2.300%	2/1/30	110,000	97,140
Fortinet Inc., Senior Notes	1.000%	3/15/26	130,000	114,293
Salesforce Inc., Senior Notes	1.500%	7/15/28	160,000	139,743
Workday Inc., Senior Notes	3.800%	4/1/32	100,000	91,367

Total Software				536,021

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	1.400%	8/5/28	150,000	131,249

TOTAL INFORMATION TECHNOLOGY				1,176,573

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2022 Quarterly Report	9

WESTERN ASSET SHORT DURATION INCOME ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 3.1%
Containers & Packaging - 0.0%††
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	$10,000	$9,025	(a)

Metals & Mining - 3.0%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	200,000	196,136	(a)
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	150,000	140,095
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	120,000	119,915	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	190,000	173,456	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	70,000	67,268
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	10,000	8,022

Total Metals & Mining				704,892

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	30,000	22,585

TOTAL MATERIALS				736,502

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	10,000	7,898
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	20,000	17,943
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	20,000	18,729
Kimco Realty Corp., Senior Notes	2.250%	12/1/31	60,000	48,233
Simon Property Group LP, Senior Notes	3.500%	9/1/25	20,000	19,486
VICI Properties LP, Senior Notes	4.750%	2/15/28	100,000	95,447
Welltower Inc., Senior Notes	3.850%	6/15/32	20,000	18,226

TOTAL REAL ESTATE				225,962

UTILITIES - 1.5%
Electric Utilities - 1.5%
DTE Electric Co., First Mortgage	2.625%	3/1/31	30,000	26,622
Duke Energy Ohio Inc., First Mortgage	2.125%	6/1/30	10,000	8,437
Edison International, Senior Notes	4.950%	4/15/25	150,000	150,377
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	150,000	128,795	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	30,000	25,148
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	20,000	17,231
Toledo Edison Co.	2.650%	5/1/28	8,000	7,484	(a)

TOTAL UTILITIES				364,094

TOTAL CORPORATE BONDS & NOTES (Cost - $23,920,876)				21,909,159

See Notes to Schedule of Investments.

10	Western Asset Short Duration Income ETF 2022 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 4.0%
ABPCI Direct Lending Fund IX LLC, 2020-9A A1R (3 mo. USD LIBOR + 1.400%)	2.625%	11/18/31	$270,000	$261,708	(a)(b)
AGL CLO 6 Ltd., 2020-6A AR (3 mo. USD LIBOR + 1.200%)	2.263%	7/20/34	100,000	97,001	(a)(b)
CIFC Funding Ltd., 2021-4A A (3 mo. USD LIBOR + 1.050%)	2.094%	7/15/33	110,000	107,085	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. USD LIBOR + 1.700%)	2.744%	1/17/30	250,000	243,199	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	36,594	34,571	(a)
Neuberger Berman Loan Advisers CLO 42 Ltd., 2021-42A A (3 mo. USD LIBOR + 1.100%)	2.144%	7/16/35	210,000	202,727	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $974,918)				946,291

SOVEREIGN BONDS - 1.1%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,718	1,073
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	135,800	31,870

Total Argentina				32,943

Chile - 0.7%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	163,261

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	60,000	51,009

TOTAL SOVEREIGN BONDS (Cost - $339,934)				247,213

MUNICIPAL BONDS - 0.1%
California - 0.1%
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series Q (Cost - $30,000)	4.132%	5/15/32	30,000	29,703

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Notes (Cost - $28,678)	2.875%	5/15/32	30,000	29,663

SENIOR LOANS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	4.704%	6/22/27	19,900	19,303	(b)(f)(g)

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2022 Quarterly Report	11

WESTERN ASSET SHORT DURATION INCOME ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 0.0%††
Airlines - 0.0%††
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.813%	10/20/27	$10,000	$9,928	(b)(f)(g)

TOTAL SENIOR LOANS (Cost - $29,775)				29,231

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $25,324,181)				23,191,260

			SHARES
SHORT-TERM INVESTMENTS - 2.0%
BNY Mellon Cash Reserve Fund (Cost - $464,421)	0.450%		464,421	464,421

TOTAL INVESTMENTS - 99.9% (Cost - $25,788,602)				23,655,681
Other Assets in Excess of Liabilities - 0.1%				19,357

TOTAL NET ASSETS - 100.0%				$23,675,038

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

12	Western Asset Short Duration Income ETF 2022 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	14	9/22	$2,949,199	$2,940,219	$(8,980)
U.S. Treasury 5-Year Notes	123	9/22	13,879,514	13,806,750	(72,764)

					(81,744)

Contracts to Sell:
U.S. Treasury 10-Year Notes	78	9/22	9,284,400	9,245,437	38,963
U.S. Treasury Long-Term Bonds	9	9/22	1,257,424	1,247,625	9,799
U.S. Treasury Ultra 10-Year Notes	7	9/22	896,864	891,625	5,239
U.S. Treasury Ultra Long-Term Bonds	1	9/22	158,405	154,344	4,061

					58,062

Net unrealized depreciation on open futures contracts					$(23,682)

At June 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
MARKIT CDX.NA.IG.38 Index	$1,821,000	6/20/27	1.000% quarterly	$(841)	$13,390	$(14,231)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2022 Quarterly Report	13

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	June 30, 2022

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	Western Asset Short Duration Income ETF 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction

15

Notes to Schedule of Investments (unaudited) (cont’d)

price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

16

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$21,909,159	—	$21,909,159
Asset-Backed Securities	—	946,291	—	946,291
Sovereign Bonds	—	247,213	—	247,213
Municipal Bonds	—	29,703	—	29,703
U.S. Government & Agency Obligations	—	29,663	—	29,663
Senior Loans	—	29,231	—	29,231

Total Long-Term Investments	—	23,191,260	—	23,191,260

Short-Term Investments†	—	464,421	—	464,421

Total Investments	—	$23,655,681	—	$23,655,681

Other Financial Instruments:
Futures Contracts††	$58,062	—	—	$58,062

Total	$58,062	$23,655,681	—	$23,713,743

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$81,744	—	—	$81,744
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	$14,231	—	14,231

Total	$81,744	$14,231	—	$95,975

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

17